Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) $ in Millions	3 Months Ended
Sep. 30, 2023 USD ($)
Condensed Consolidated Statements of Changes in Stockholders' Equity
Issuance of Common Stock, net of transaction cost	$ 1.9